Related party transactions (Details 1) $ in Millions	6 Months Ended
	Jun. 30, 2024 USD ($) Number	Jun. 30, 2023 USD ($) Number
IfrsStatementLineItems [Line Items]
Wages and short-term benefits	$ 1.7	$ 1.4
Social security and other employee-related taxes	0.4	0.4
Post-employment benefits (pension plan)	0.2	0.1
Variable compensation	1.3
Benefits due to termination of tenure	0.1	0.5
Total compensation recognized in the statement of income	3.7	2.4
Total compensation paid	$ 3.8	$ 5.2
Average number of members in the period | Number	20.00	20.00
Average number of paid members in the period | Number	16.33	14.67
Officers [Member]
IfrsStatementLineItems [Line Items]
Wages and short-term benefits	$ 1.5	$ 1.4
Social security and other employee-related taxes	0.4	0.4
Post-employment benefits (pension plan)	0.2	0.1
Variable compensation	1.3
Benefits due to termination of tenure	0.1	0.5
Total compensation recognized in the statement of income	3.5	2.4
Total compensation paid	$ 3.8	$ 5.2
Average number of members in the period | Number	9.00	9.00
Average number of paid members in the period | Number	9.00	9.00
Board Members [Member]
IfrsStatementLineItems [Line Items]
Wages and short-term benefits	$ 0.2
Total compensation recognized in the statement of income	$ 0.2
Average number of members in the period | Number	11.00	11.00
Average number of paid members in the period | Number	7.33	5.67